NOTES PAYABLE (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Notes Payable [Line Items]
Interest Expense, Debt	$ 1,037,355	$ 744,000
Amortization of Financing Costs	121,308	96,640
Debt Issuance Costs, Net	$ 359,648	480,956
Notes Payable [Member]
Notes Payable [Line Items]
Debt Instrument, Interest Rate Terms	interest at a rate of 1.00% over the prime rate
Debt Instrument, Interest Rate, Stated Percentage	4.75%
Debt Issuance Costs, Net	$ 359,648	$ 480,956